Condensed financial information of the parent company - Parenthetical (Details) - $ / shares	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Condensed financial information of the parent company
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	35,878,927	23,971,084	21,964,027
Common Stock, Shares, Outstanding	35,878,927	23,971,084	21,964,027